EQUITY PLANS - Stock Purchase Plan (Details) - USD ($)	12 Months Ended
	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016	Jun. 08, 2017	Dec. 28, 2007
Employee Stock Purchase Plan
Compensation expense recognized for stock options and restricted stock awards issued (in dollars)	$ 2,426,000	$ 1,239,000	$ 777,000
2006 Employee Stock Purchase Plan
Employee Stock Purchase Plan
Number of shares of common stock reserved for issuance				1,125,000	300,000
Number of additional shares authorized	825,000
Purchase price per share as a percentage of fair market value	85.00%
Number of shares available for issuance	805,093